Revenue - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Breakage recognized in revenue	$ (15,044)
Expirations	11,100
Capitalized contract costs	15,300			$ 12,000	$ 7,700
Amortization on contract costs	1,300	$ 900		4,000	3,100	$ 2,400
Allowance for doubtful accounts	11,600			11,600	8,900
Recognized breakage revenue	$ 859	$ 1,946		$ 4,689	$ 6,403	$ 1,272
Forecast
Disaggregation of Revenue [Line Items]
Expirations			$ 3,900